Cash and Cash Equivalents - Disclosure of External Credit Grades (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Peruvian Financial Entities [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	S/ 129,279	S/ 103,709	S/ 77,326
Peruvian Financial Entities [Member] | Bank Deposits And Accounts [Member] | A+ [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	125,939	90,914	73,458
Peruvian Financial Entities [Member] | Bank Deposits And Accounts [Member] | AA+ [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	0	0	204
Peruvian Financial Entities [Member] | Bank Deposits And Accounts [Member] | A- [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	268	3,128	0
Peruvian Financial Entities [Member] | Bank Deposits And Accounts [Member] | A [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	3,072	9,667	3,664
Colombian financial entities [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	58,021	109,663	61,956
Colombian financial entities [Member] | Bank Deposits And Accounts [Member] | AA+ [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	10	11	8
Colombian financial entities [Member] | Bank Deposits And Accounts [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	58,011	109,647	61,919
Colombian financial entities [Member] | Bank Deposits And Accounts [Member] | AA- [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	0	5	29
Mexican financial entities [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	31,533	23,826	68,969
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | A [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	43	43	19
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	25,420	15,426	13,073
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | AA [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	2,367	2,083	0
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | BBB [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	0	9	46,638
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | BBB+ [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	676	5,229	9,194
Mexican financial entities [Member] | Bank Deposits And Accounts [Member] | BBB- [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	3,027	1,036	45
Luxembourg financial entities [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	16,536	3,295	0
Luxembourg financial entities [Member] | Bank Deposits And Accounts [Member] | A+ [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	48	1,351	0
Luxembourg financial entities [Member] | Bank Deposits And Accounts [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	0	1,944	S/ 0
Luxembourg financial entities [Member] | Bank Deposits And Accounts [Member] | AA [Member]
Disclosure of external credit grades [line items]
Rated credit exposures	S/ 16,488	S/ 0